Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2022				At 31 Dec 2021
	Quoted market price Level 1	Using observable inputs Level 2	With significant un-observable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant un-observable inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	49,282	27,051	1,739	78,072	59,813	22,549	1,344	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5,717	7,201	3,462	16,380	6,332	9,146	3,171	18,649
Derivatives	1,994	198,691	1,825	202,510	1,987	137,418	1,816	141,221
Financial investments	26,108	9,845	1,227	37,180	29,669	10,235	1,387	41,291
Liabilities
Trading liabilities	31,405	11,925	306	43,636	32,886	12,967	580	46,433
Financial liabilities designated at fair value	933	26,868	2,557	30,358	1,020	30,467	2,121	33,608
Derivatives	1,942	190,078	1,936	193,956	1,105	135,809	2,454	139,368

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2022
Transfers from Level 1 to Level 2	47	737	—	—	34	—	—
Transfers from Level 2 to Level 1	28	427	—	—	27	—	—

Full year to 31 Dec 2021
Transfers from Level 1 to Level 2	366	1,731	757	—	27	—	—
Transfers from Level 2 to Level 1	244	990	399	—	91	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	80	88	3,238	—	3,406	91	—	—	91
Asset-backed securities	291	94	23	—	408	—	—	—	—
Structured notes	—	—	—	—	—	—	2,557	—	2,557
Derivatives	—	—	—	1,825	1,825	—	—	1,936	1,936
Other portfolios	856	1,557	201	—	2,614	215	—	—	215
At 30 Jun 2022	1,227	1,739	3,462	1,825	8,253	306	2,557	1,936	4,799

Private equity including strategic investments	79	1	2,898	—	2,978	7	—	—	7
Asset-backed securities	495	97	—	—	592	—	—	—	—
Structured notes	—	—	—	—	—	—	2,120	—	2,120
Derivatives	—	—	—	1,816	1,816	—	—	2,454	2,454
Other portfolios	813	1,246	273	—	2,332	573	1	—	574
At 31 Dec 2021	1,387	1,344	3,171	1,816	7,718	580	2,121	2,454	5,155

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) recognised in profit or loss	(7)	51	47	531	(19)	(450)	12
– net income from financial instruments held for trading or managed on a fair value basis	—	51	—	531	(19)	—	12
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	(450)	—
– gains less losses from financial investments at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total gains or losses recognised in other comprehensive income	(120)	6	152	2	—	10	2
– financial investments: fair value gains/(losses)	(170)	—	—	—	—	—	—
– exchange differences	50	6	152	2	—	10	2
Purchases	289	579	289	—	10	—	—
New issuances	—	—	—	—	3	1,075	—
Sales	(98)	(441)	(212)	—	(71)	(18)	—
Settlements	(52)	(38)	(8)	(369)	(473)	(294)	(380)
Transfers out	(198)	(152)	—	(335)	(5)	(243)	(414)
Transfers in	26	390	23	180	281	356	262
At 30 Jun 2022	1,227	1,739	3,462	1,825	306	2,557	1,936
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	—	42	748	1	78	2,992
– trading income/(expense) excluding net interest income	—	—	—	748	1	—	2,992
– net income/(expense) from other financial instruments designated at fair value	—	—	42	—	—	78	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2021	1,635	1,611	3,467	1,974	118	1,150	3,096
Total gains/(losses) recognised in profit or loss	4	(48)	182	101	11	(19)	(5)
– net income from financial instruments held for trading or managed on a fair value basis	—	(48)	—	101	11	—	(5)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	182	—	—	(19)	—
– gains less losses from financial investments at fair value through other comprehensive income	4	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(59)	(6)	(120)	(5)	(1)	(21)	(7)
– financial investments: fair value gains/(losses)	(17)	—	—	—	—	—	—
– exchange differences	(42)	(6)	(120)	(5)	(1)	(21)	(7)
Purchases	200	386	197	—	346	—	—
New issuances	—	—	—	—	17	1,114	—
Sales	(153)	(93)	(336)	—	—	—	—
Settlements	(54)	(349)	—	(221)	1	(464)	(847)
Transfers out	(186)	(330)	(29)	(64)	—	(8)	(58)
Transfers in	—	170	24	229	144	251	418
At 30 Jun 2021	1,387	1,341	3,385	2,014	636	2,003	2,597
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(1)	130	(55)	2	32	(24)
– trading income/(expense) excluding net interest income	—	(1)	—	(55)	2	—	(24)
– net income/(expense) from other financial instruments designated at fair value	—	—	130	—	—	32	—

At 1 Jul 2021	1,387	1,341	3,385	2,014	636	2,003	2,597
Total gains/(losses) recognised in profit or loss	11	(29)	(34)	1,507	—	(297)	1,367
– net income/(expense) from financial instruments held for trading or managed on a fair value basis	—	(29)	—	1,507	—	—	1,367
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(34)	—	—	(297)	—
– gains less losses from financial investments at fair value through other comprehensive income	11	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(16)	2	(32)	(1)	—	(11)	(1)
– financial investments: fair value gains/(losses)	(10)	—	—	—	—	—	—
– exchange differences	(6)	2	(32)	(1)	—	(11)	(1)
Purchases	355	300	346	—	396	1	—
New issuances	—	—	—	—	8	1,099	—
Sales	(264)	(116)	(477)	—	(3)	(20)	—
Settlements	(55)	(157)	(5)	(1,501)	(505)	(589)	(1,496)
Transfers out	(32)	(338)	(12)	(304)	(5)	(129)	(407)
Transfers in	1	341	—	101	53	64	394
At 31 Dec 2021	1,387	1,344	3,171	1,816	580	2,121	2,454
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(10)	(79)	901	(2)	70	(697)
– trading income/(expense) excluding net interest income	—	(10)	—	901	(2)	—	(697)
– net income/(expense) from other financial instruments designated at fair value	—	—	(79)	—	—	70	—

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2022		At 31 Dec 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	16,349	16,352	10,784	10,786
Loans and advances to customers	94,840	94,866	91,177	91,276
Reverse repurchase agreements – non-trading	57,996	57,996	54,448	54,448
Financial investments – at amortised cost	1,563	1,574	10	10
Liabilities
Deposits by banks	38,623	38,530	32,188	32,102
Customer accounts	224,991	224,988	205,241	205,236
Repurchase agreements – non-trading	34,446	34,446	27,259	27,259
Debt securities in issue	8,650	8,642	9,428	9,430
Subordinated liabilities	14,515	14,220	12,488	13,118

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2022				At 31 Dec 2021
	Quoted market price Level 1	Using observable inputs Level 2	With significant un-observable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant un-observable inputs Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements
Assets
Trading assets	49,282	27,051	1,739	78,072	59,813	22,549	1,344	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5,717	7,201	3,462	16,380	6,332	9,146	3,171	18,649
Derivatives	1,994	198,691	1,825	202,510	1,987	137,418	1,816	141,221
Financial investments	26,108	9,845	1,227	37,180	29,669	10,235	1,387	41,291
Liabilities
Trading liabilities	31,405	11,925	306	43,636	32,886	12,967	580	46,433
Financial liabilities designated at fair value	933	26,868	2,557	30,358	1,020	30,467	2,121	33,608
Derivatives	1,942	190,078	1,936	193,956	1,105	135,809	2,454	139,368

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 30 Jun 2022
Transfers from Level 1 to Level 2	47	737	—	—	34	—	—
Transfers from Level 2 to Level 1	28	427	—	—	27	—	—

Full year to 31 Dec 2021
Transfers from Level 1 to Level 2	366	1,731	757	—	27	—	—
Transfers from Level 2 to Level 1	244	990	399	—	91	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	80	88	3,238	—	3,406	91	—	—	91
Asset-backed securities	291	94	23	—	408	—	—	—	—
Structured notes	—	—	—	—	—	—	2,557	—	2,557
Derivatives	—	—	—	1,825	1,825	—	—	1,936	1,936
Other portfolios	856	1,557	201	—	2,614	215	—	—	215
At 30 Jun 2022	1,227	1,739	3,462	1,825	8,253	306	2,557	1,936	4,799

Private equity including strategic investments	79	1	2,898	—	2,978	7	—	—	7
Asset-backed securities	495	97	—	—	592	—	—	—	—
Structured notes	—	—	—	—	—	—	2,120	—	2,120
Derivatives	—	—	—	1,816	1,816	—	—	2,454	2,454
Other portfolios	813	1,246	273	—	2,332	573	1	—	574
At 31 Dec 2021	1,387	1,344	3,171	1,816	7,718	580	2,121	2,454	5,155

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) recognised in profit or loss	(7)	51	47	531	(19)	(450)	12
– net income from financial instruments held for trading or managed on a fair value basis	—	51	—	531	(19)	—	12
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	(450)	—
– gains less losses from financial investments at fair value through other comprehensive income	(7)	—	—	—	—	—	—
Total gains or losses recognised in other comprehensive income	(120)	6	152	2	—	10	2
– financial investments: fair value gains/(losses)	(170)	—	—	—	—	—	—
– exchange differences	50	6	152	2	—	10	2
Purchases	289	579	289	—	10	—	—
New issuances	—	—	—	—	3	1,075	—
Sales	(98)	(441)	(212)	—	(71)	(18)	—
Settlements	(52)	(38)	(8)	(369)	(473)	(294)	(380)
Transfers out	(198)	(152)	—	(335)	(5)	(243)	(414)
Transfers in	26	390	23	180	281	356	262
At 30 Jun 2022	1,227	1,739	3,462	1,825	306	2,557	1,936
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2022	—	—	42	748	1	78	2,992
– trading income/(expense) excluding net interest income	—	—	—	748	1	—	2,992
– net income/(expense) from other financial instruments designated at fair value	—	—	42	—	—	78	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2021	1,635	1,611	3,467	1,974	118	1,150	3,096
Total gains/(losses) recognised in profit or loss	4	(48)	182	101	11	(19)	(5)
– net income from financial instruments held for trading or managed on a fair value basis	—	(48)	—	101	11	—	(5)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	182	—	—	(19)	—
– gains less losses from financial investments at fair value through other comprehensive income	4	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(59)	(6)	(120)	(5)	(1)	(21)	(7)
– financial investments: fair value gains/(losses)	(17)	—	—	—	—	—	—
– exchange differences	(42)	(6)	(120)	(5)	(1)	(21)	(7)
Purchases	200	386	197	—	346	—	—
New issuances	—	—	—	—	17	1,114	—
Sales	(153)	(93)	(336)	—	—	—	—
Settlements	(54)	(349)	—	(221)	1	(464)	(847)
Transfers out	(186)	(330)	(29)	(64)	—	(8)	(58)
Transfers in	—	170	24	229	144	251	418
At 30 Jun 2021	1,387	1,341	3,385	2,014	636	2,003	2,597
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(1)	130	(55)	2	32	(24)
– trading income/(expense) excluding net interest income	—	(1)	—	(55)	2	—	(24)
– net income/(expense) from other financial instruments designated at fair value	—	—	130	—	—	32	—

At 1 Jul 2021	1,387	1,341	3,385	2,014	636	2,003	2,597
Total gains/(losses) recognised in profit or loss	11	(29)	(34)	1,507	—	(297)	1,367
– net income/(expense) from financial instruments held for trading or managed on a fair value basis	—	(29)	—	1,507	—	—	1,367
– net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(34)	—	—	(297)	—
– gains less losses from financial investments at fair value through other comprehensive income	11	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	(16)	2	(32)	(1)	—	(11)	(1)
– financial investments: fair value gains/(losses)	(10)	—	—	—	—	—	—
– exchange differences	(6)	2	(32)	(1)	—	(11)	(1)
Purchases	355	300	346	—	396	1	—
New issuances	—	—	—	—	8	1,099	—
Sales	(264)	(116)	(477)	—	(3)	(20)	—
Settlements	(55)	(157)	(5)	(1,501)	(505)	(589)	(1,496)
Transfers out	(32)	(338)	(12)	(304)	(5)	(129)	(407)
Transfers in	1	341	—	101	53	64	394
At 31 Dec 2021	1,387	1,344	3,171	1,816	580	2,121	2,454
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(10)	(79)	901	(2)	70	(697)
– trading income/(expense) excluding net interest income	—	(10)	—	901	(2)	—	(697)
– net income/(expense) from other financial instruments designated at fair value	—	—	(79)	—	—	70	—

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2022		At 31 Dec 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m
Assets
Loans and advances to banks	16,349	16,352	10,784	10,786
Loans and advances to customers	94,840	94,866	91,177	91,276
Reverse repurchase agreements – non-trading	57,996	57,996	54,448	54,448
Financial investments – at amortised cost	1,563	1,574	10	10
Liabilities
Deposits by banks	38,623	38,530	32,188	32,102
Customer accounts	224,991	224,988	205,241	205,236
Repurchase agreements – non-trading	34,446	34,446	27,259	27,259
Debt securities in issue	8,650	8,642	9,428	9,430
Subordinated liabilities	14,515	14,220	12,488	13,118